Pension, Profit Sharing and Other Post Retirement Benefits	12 Months Ended
Dec. 31, 2011
PENSION, PROFIT SHARING AND OTHER POST RETIREMENT BENEFITS [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
PENSION, PROFIT SHARING AND OTHER POST RETIREMENT BENEFITS

Nortek and its subsidiaries have various pension, supplemental retirement plans for certain officers, profit sharing and other post retirement benefit plans requiring contributions to qualified trusts and union administered funds.

Pension, profit sharing and other post retirement health benefit expense charged to operations aggregated approximately $4.3 million, $3.8 million, $0.2 million and $5.9 million for 2011, 2010, the 2009 Successor period and the 2009 Predecessor period, respectively.

The increase in pension, profit sharing and other post retirement health benefit expense for 2011 over 2010 is primarily attributable to the reinstatement of the 401(k) matching contribution in the CAS and TECH segments and acquisitions in the TECH segment, which added approximately $0.5 million to expense. These increases were partially offset by a reduced interest cost and favorable investment return for the Company's defined benefit plans in 2010.

The decrease in pension, profit sharing and other post retirement health benefit expense for 2010 over the 2009 Successor and Predecessor periods is primarily attributable to the elimination of the deferred loss recognition component of pension expense, reduced service and interest costs and favorable investment return for the Company's defined benefit plans. All outstanding amortization items were recognized during fiscal 2009 as part of fresh-start accounting (Note 3, "Fresh-Start Accounting"). Also contributing to the decrease was the suspension of the 401(k) matching contribution and reductions in profit sharing expense in 2010 in the CAS segment, offset by an increase in profit sharing expense in the RESV segment.

The Company’s policy is to generally fund currently at least the minimum required annual contribution of its various qualified defined benefit plans. In 2012, the Company expects to contribute approximately $9.4 million (unaudited) to its defined benefit pension plans.

Pension Benefits

The table that follows provides a reconciliation of pension benefit obligations for the periods presented:

	December 31,
	2011	2010
	(Amounts in millions)
Change in benefit obligation:
Benefit obligation at January 1,	$168.6	$162.0
Service cost	0.5	0.4
Interest cost	8.5	8.9
Gain due to foreign exchange	(0.2)	(1.0)
Actuarial loss, excluding assumption changes	5.3	1.2
Actuarial loss due to assumption changes	15.3	9.3
Benefits and expenses paid	(11.7)	(12.2)
Benefit obligation at December 31,	$186.3	$168.6

The table that follows provides a reconciliation of plan assets for the periods presented:

	December 31,
	2011	2010
	(Amounts in millions)
Change in plan assets:
Fair value of plan assets at January 1,	$124.1	$116.6
Actual (loss) gain on plan assets	(1.1)	15.8
Loss due to foreign exchange	(0.1)	(0.9)
Employer contribution	7.9	4.8
Benefits and expenses paid	(11.7)	(12.2)
Fair value of plan assets at December 31,	$119.1	$124.1

As of December 31, 2011 and 2010, all of the Company's plans were underfunded. The table that follows provides a reconciliation of the funded status of plans for the periods presented:

	December 31,
	2011	2010
	(Amounts in millions)
Funded status and statement of financial position:
Fair value of plan assets at December 31,	$119.1	$124.1
Benefit obligation at December 31,	186.3	168.6
Funded status at December 31,	$(67.2)	$(44.5)

The following amounts were recognized in the accompanying consolidated balance sheet for the Company’s defined benefit plans at December 31, 2011 and 2010:

	December 31,
	2011	2010
	(Amounts in millions)
Current liabilities	$0.7	$0.6
Non-current liabilities	66.5	43.9
	$67.2	$44.5

The following amounts were recognized in accumulated other comprehensive income (loss) in the accompanying consolidated balance sheet at December 31, 2011 and 2010:

	December 31,
	2011	2010
	(Amounts in millions)
Actuarial loss, net of tax benefit of approximately $10.4 million and $0.6 million, respectively	$(20.5)	$(1.5)

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the Company's pension plans with accumulated benefit obligations in excess of plan assets were approximately $186.3 million, $185.9 million and $119.1 million, respectively, as of December 31, 2011. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the Company's pension plans with accumulated benefit obligations in excess of plan assets were approximately $168.6 million, $168.5 million and $124.1 million, respectively, as of December 31, 2010.

At December 31, 2011, the expected future benefit payments for the defined benefit plans were as follows:

Year Ended December 31,	Defined Benefit Plan Payments
(Amounts in millions)
2012	$11.8
2013	11.9
2014	12.0
2015	12.1
2016	12.3
2017-2021	62.9

The Company’s pension plan assets by asset category and by investment objective for equity securities, investment funds and investments in limited partnerships are shown in the tables below. Pension plan assets for the foreign plan relate to the Company’s pension plan in the United Kingdom.

	December 31, 2011		December 31, 2010
	Investment	% of Total	Investment	% of Total
	(Dollar amounts in millions)
Asset Category
Interest bearing cash:
Domestic plans	$1.7	1.4%	$2.3	1.9%
Government securities:
Domestic plans	4.8	4.0	3.2	2.6
Corporate debt:
Domestic plans	9.6	8.1	11.1	8.9
Equity securities:
Domestic plans	18.0	15.1	21.1	17.0
Investment funds:
Domestic plans	51.9	43.6	53.5	43.1
Investments in limited partnerships:
Domestic plans	5.1	4.3	5.5	4.4
Investments in pooled pension funds:
Foreign plan	26.4	22.2	25.9	20.9
Other investments:
Domestic plans	1.6	1.3	1.5	1.2
Total plan assets	$119.1	100.0%	$124.1	100.0%
Equity Securities by Investment Objective:
Domestic large cap value	$—	—%	$3.9	3.1%
Domestic mid cap growth	5.3	4.4	4.0	3.2
Domestic mid cap value	7.6	6.4	8.1	6.5
Domestic small cap value	5.1	4.3	5.1	4.2
	$18.0	15.1%	$21.1	17.0%

The investment objective for equity securities represents the principal criteria by which investment manager performance is evaluated. Individual investments included within these groupings may include foreign or other equity investments that are reflective of the overall investment objective for the investment manager.

	December 31, 2011		December 31, 2010
	Investment	% of Total	Investment	% of Total
	(Dollar amounts in millions)
Investment Funds by investment objective:
Domestic large cap growth	$—	—%	$4.2	3.4%
Domestic large cap value	3.6	3.0	—	—
International value	6.4	5.5	3.5	2.8
International core	5.4	4.5	10.2	8.2
Domestic mid cap value	5.7	4.8	4.1	3.3
Domestic small cap value	5.4	4.5	5.5	4.4
Domestic small cap core	3.0	2.5	3.2	2.6
International macro hedge	1.6	1.3	2.5	2.0
Fixed income	20.8	17.5	20.3	16.4
	$51.9	43.6%	$53.5	43.1%

Investments in Limited Partnerships by investment objective:
Domestic large cap core	$2.6	2.2%	$2.5	2.0%
International core	2.5	2.1	2.9	2.3
Domestic mid cap value	—	—	0.1	0.1
	$5.1	4.3%	$5.5	4.4%

Investments in pooled pension funds by investment objective:
Fixed income	$10.5	8.8%	$10.4	8.4%
International hedge	15.9	13.4	15.5	12.5
	$26.4	22.2%	$25.9	20.9%

The Company’s overall weighted-average asset allocations for its domestic and foreign plans at December 31, 2011 and 2010 are as follows:

	December 31,
Asset Category	2011	2010
Cash and cash equivalents	1.4%	1.9%
Equity based	58.9%	60.6%
Fixed income based	39.7%	37.5%
	100.0%	100.0%

The Company’s domestic qualified defined benefit plans’ and foreign pension plan’s assets are invested to maximize returns without undue exposure to risk. The domestic plans investment objectives are to produce a total return exceeding the median of a universe of portfolios with similar average asset allocation and investment style objectives, and to earn a return, net of fees, greater or equal to the long-term rate of return used by the Company in determining pension expense. The foreign plan investment objectives for the fixed income pooled pension fund are to provide capital growth and income primarily through investment in non-government debt securities. The foreign plan investment objectives for the international hedge pooled pension fund are to provide positive investment returns in all market conditions over the medium to long-term and the investment strategies include the use of advanced derivative techniques that result in a highly diversified portfolio. As indicated in the tables above, investment risk for both the domestic and foreign plans are controlled by maintaining a portfolio of assets that is diversified across a variety of asset classes and investment styles in order to minimize exposure with respect to the size of individual securities and industry concentration. The domestic plans use a variety of investment managers who are evaluated on a quarterly basis while the foreign plan uses two investment funds to manage its assets. The plans’ asset allocation policies are consistent with the established investment objectives and risk tolerances. The asset allocation policies are developed by examining the historical relationships of risk and return among asset classes, and are designed to provide the highest probability of meeting or exceeding the return objectives at the lowest possible risk. For 2012, the domestic plans’ target allocation is 56.5% for equity based investments, 42.0% for fixed income based investments and 1.5% for cash. The foreign plan target allocation for 2012 is to split the pension assets broadly into 60.0% growth investments and 40.0% bond investments consistent with the portfolio benchmark for 2011.

The following tables sets forth by level, within the fair value hierarchy (see Note 4, “Summary of Significant Accounting Policies”), the pension plan assets carried at fair value as of December 31, 2011 and 2010:

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
	(Amounts in millions)
Interest-bearing cash	$1.7	$—	$—	$1.7
U.S. government securities	4.8	—	—	4.8
Corporate debt	9.6	—	—	9.6
Equity securities	18.0	—	—	18.0
Investment funds	51.9	—	—	51.9
Investments in limited partnerships	—	—	5.1	5.1
Investments in pooled pension funds	26.4	—	—	26.4
Other long-term investments	1.6	—	—	1.6
Total investments at fair value	$114.0	$—	$5.1	$119.1

	Assets at Fair Value as of December 31, 2010
	Level 1	Level 2	Level 3	Total
	(Amounts in millions)
Interest-bearing cash	$2.3	$—	$—	$2.3
U.S. government securities	3.2	—	—	3.2
Corporate debt	11.1	—	—	11.1
Equity securities	21.1	—	—	21.1
Investment funds	53.5	—	—	53.5
Investments in limited partnerships	—	—	5.5	5.5
Investments in pooled pension funds	25.9	—	—	25.9
Other long-term investments	1.5	—	—	1.5
Total investments at fair value	$118.6	$—	$5.5	$124.1

The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the year ended December 31, 2011:

Investments in Limited Partnerships
(Amounts in millions)
Balance, beginning of year	$5.5
Net decline in the value of investments	(0.4)
Balance, end of year	$5.1
The assumptions used in determining pension, supplemental retirement plans and post retirement costs and the projected benefit obligation are as follows:

For the Year Ended December 31,
	2011	2010	2009
Discount rate for projected benefit obligation	3.00% - 4.70%	4.00% - 5.40%	4.50% - 6.00%
Discount rate for pension costs	4.00% - 5.40%	4.50% - 6.00%	4.50% - 6.00%
Expected long-term average return on plan assets	6.72% - 7.75%	6.72% - 7.75%	6.75% - 7.75%
Rate of compensation increase	2.00% - 3.00%	2.00% - 3.00%	2.00% - 3.00%

The Company utilizes long-term investment-grade bond yields as the basis for selecting a discount rate by which plan obligations are measured. An analysis of projected cash flows for each plan is performed in order to determine plan-specific duration. Discount rates are selected based on high quality corporate bond yields of similar durations.

The Company’s net periodic benefit cost for its defined benefit plans for the periods presented consist of the following components:

	Successor			Predecessor
	Jan. 1, 2011 -	Jan. 1, 2010 -	Dec. 20, 2009 -	Jan. 1, 2009 -
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009
	(Amounts in millions)
Service cost	$0.5	$0.4	$—	$0.6
Interest cost	8.5	8.9	0.4	8.9
Expected return on plan assets	(9.3)	(8.5)	(0.4)	(7.1)
Recognized actuarial loss	—	—	—	0.6
Net periodic benefit (income) cost	$(0.3)	$0.8	$—	$3.0

The adjustment to accumulated other comprehensive income represents the net unrecognized actuarial gains and losses. These amounts will be recognized in future periods as components of net periodic pension cost. The Company expects to recognize approximately $0.8 million in accumulated other comprehensive income as components of net periodic benefit cost in the year ended December 31, 2012.

Other changes in assets and obligations recognized in other comprehensive income (loss) for 2011, 2010, the 2009 Successor Period and the 2009 Predecessor Period consist of net losses of approximately $20.5 million (net of tax of approximately $10.4 million), net losses of approximately $2.3 million (net of tax of approximately $0.9 million), net gains of approximately $0.8 million (net of tax of approximately $0.3 million) and net gains of approximately $5.2 million (net of tax of approximately $1.8 million), respectively.

Non-Pension Post Retirement Health Benefits

The table that follows provides a reconciliation of the benefit obligations of the Company’s post retirement health benefit plans for the periods presented:

	December 31,
	2011	2010
	(Amounts in millions)
Change in benefit obligation:
Benefit obligation at January 1,	$6.9	$6.7
Interest cost	0.2	0.3
Actuarial gain excluding assumption changes	(1.1)	(0.1)
Actuarial loss due to assumption changes	0.1	0.1
Benefits and expenses paid	(0.8)	(0.1)
Benefit obligation at December 31,	$5.3	$6.9

The table that follows provides a reconciliation of the plan assets of the Company’s post retirement health benefit plans for the periods presented:

	December 31,
	2011	2010
	(Amounts in millions)
Change in plan assets:
Fair value of plan assets at January 1,	$—	$—
Employer contribution	0.8	0.1
Benefits and expenses paid	(0.8)	(0.1)
Fair value of plan assets at December 31,	$—	$—

The table that follows provides a reconciliation of the funded status of the Company’s post retirement health benefit plans for the periods presented:

	December 31,
	2011	2010
	(Amounts in millions)
Funded status and statement of financial position:
Fair value of plan assets	$—	$—
Benefit obligation	5.3	6.9
Funded status at December 31,	$(5.3)	$(6.9)

The following amounts were recognized in the accompanying consolidated balance sheet for the Company’s post retirement health benefit plans at December 31, 2011 and 2010:

	December 31,
	2011	2010
	(Amounts in millions)
Current liabilities	$3.3	$0.4
Non-current liabilities	2.0	6.5
	$5.3	$6.9

At December 31, 2011, the expected post retirement health benefit payments for the Company's post retirement health benefit plans were as follows:

Year Ended December 31,	Post Retirement Health Benefit Payments
(Amounts in millions)
2012	$3.3
2013	0.3
2014	0.3
2015	0.3
2016	0.3
2017-2021	1.0

The Company’s net periodic benefit cost for its post retirement health benefit plans for the periods presented consists of the following components:

	Successor			Predecessor
	Jan. 1, 2011 -	Jan. 1, 2010 -	Dec. 20, 2009 -	Jan. 1, 2009 -
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 19, 2009
	(Amounts in millions)
Interest cost	$0.2	$0.3	$—	$0.3
Settlement gain	(0.1)	—	—	—
Amortization of prior service cost	(0.1)	—	—	(0.2)
Net periodic post-retirement health benefit cost	$—	$0.3	$—	$0.1
The Company's net periodic benefit cost for its post retirement health benefit plans for 2011 reflects settlement accounting resulting from the retirement of Mr. Bready in the second quarter of 2011 (see Note 15, "Retirement of Richard L. Bready").

The adjustment to accumulated other comprehensive income represents the net unrecognized actuarial gains and losses. These amounts will be recognized in future periods as components of net periodic pension cost. The Company expects to recognize a credit of approximately $0.2 million in accumulated other comprehensive income as components of net periodic benefit cost in the year ended December 31, 2012.

The amount recognized in other comprehensive income (loss) for 2011 was a net gain of approximately $0.5 million (net of tax of approximately $0.3 million) and for the 2009 Predecessor Period was a loss of approximately $0.4 million. At December 19, 2009, prior to the fresh-start adjustment to eliminate accumulated other comprehensive income, a gain of approximately $0.2 million was recognized in other comprehensive income. There were no amounts recognized in accumulated other comprehensive income for 2010 or the 2009 Successor Period.

For purposes of calculating the post retirement health benefit cost, a medical inflation rate of 7.50% and 8.25% was assumed for 2011 and 2010, respectively. For both 2011 and 2010, the rate was assumed to decrease gradually to an ultimate rate of 5.0% by 2014. A one percentage point change in assumed health care cost trends does not have a significant effect on the amount of liabilities recorded in the consolidated balance sheet at December 31, 2011.